UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2010

Item 1. Report to Stockholders.

ANNUAL REPORT
Year Ended
March 31, 2010

Hodges Funds

May 11, 2010

Dear Shareholder:

We are pleased to report positive performance for the Hodges Funds for the fiscal year ending on March 31, 2010.

Average Annual Total Returns
as of March 31, 2010 (Class R)

						Since
	1Q2010	1 Year	3 Year*	5 Year*	10 Year*	Inception*
Hodges Fund (10/9/92)	7.14%	77.83%	-8.37%	2.03%	2.36%	9.26%
S&P 500	5.39%	49.77%	-4.17%	1.92%	-0.65%	8.39%

Hodges Small
Cap Fund (12/18/07)	8.45%	92.40%	N/A	N/A	N/A	-2.81%
Russell 2000	8.85%	62.76%	-3.99%	3.36%	3.68%	-3.03%

Hodges Blue Chip
25 Fund (9/10/09)	2.48%	N/A	N/A	N/A	N/A	**7.30%
Russell 1000	5.70%	51.60%	-3.98%	2.31%	-0.36%	**13.71%

Hodges Equity
Income Fund (9/10/09)	3.80%	N/A	N/A	N/A	N/A	**10.75%
S&P 500	5.39%	49.77%	-4.17%	1.92%	-0.65%	**13.24%

Hodges Pure
Contrarian Fund (9/10/09)	8.92%	N/A	N/A	N/A	N/A	**18.40%
S&P 500	5.39%	49.77%	-4.17%	1.92%	-0.65%	**13.24%

30 Day SEC Yield for the Hodges Equity Income Fund:  3.69%
30 Day Unsubsidized SEC Yield for the Hodges Equity Income Fund:  3.21%

*	Annualized
**	Periods of less than one year are cumulative

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224, or visiting www.hodgesmutualfunds.com. The funds impose a 1.00% redemption fee on shares held less than thirty days. Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

				Equity	Pure
	Hodges	Small Cap	Blue Chip	Income	Contrarian
	Fund	Fund	25 Fund	Fund	Fund
Gross Expense Ratio	1.37%	2.17%	1.58%	1.58%	1.78%
Net Expense Ratio	1.37%	1.40%***	1.30%***	1.30%***	1.40%***

Hodges Funds

***
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses through July 31, 2011 and may continue for an indefinite period thereafter. This figure excludes Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses.

As the market recovered over the past year, both our multi-cap and small-cap fund strategies outperformed their relevant benchmarks.  In addition, our three new mutual funds realized positive returns in the first six months since their inception.

As we pass the one year anniversary of the market bottom, the prospects for an improving economy and a recovery in corporate earnings have provided a favorable backdrop for most U.S. stocks over the past year. We are encouraged by earnings improvements that have begun to materialize from cost-cutting and productivity enhancements. Our ongoing dialog with corporate management teams and channel checks across suppliers/customers indicate that a much needed restocking of inventories is now underway and could provide a meaningful tailwind for many of the companies held in our mutual funds over the next few quarters. It is our view that equities remain favorably valued relative to the risk-adjusted returns of most other asset classes such as real estate, commodities, and bonds. However, we believe the next phase of the current bull market will likely require a greater emphasis on individual stock selection.

As for our individual stock selection, our long-term, bottom-up investment strategy has not changed, and we continue to focus on fundamentally-sound businesses that offer greater upside potential relative to downside risks. Although the oversold market in 2009 resulted in many lower quality stocks leading the market higher, we expect higher quality stocks to begin performing well in the next phase of the recovery. Stock selection criteria vary across our different fund strategies however, each Hodges Funds generally focuses on individual stocks that exhibit the following characteristics:

•Strong balance sheets and ability to access capital
•Low cost production relative-to-peers
•High barriers to entry
•Ability to quickly leverage fixed costs once incremental demand returns
•High levels of tangible hard assets value relative to their market cap
•Exposure to new or emerging markets

Hodges Fund (HDPMX)

The Hodges Fund’s annual return through March 31, 2010 was 77.83% compared to a 49.77% gain in the S&P 500. We attribute the Fund’s solid performance during the past year to individual stock selection, which remains the core emphasis of the Fund.

Hodges Funds

The multi-cap strategy that is deployed in the Hodges Fund (HDPMX) remains concentrated among investments where we have the highest conviction. Over the past few months, we have taken some profits in a few stocks that made big moves during the market’s recovery, as well as increased the size of several positions that offer attractive upside potential relative to their downside risk. We sold our entire holdings of Continental Airlines (CAL), Boeing (BA), Commercial Metals (CMC), and Gamestop (GME). In addition, we increased our positions in Aegean Marine (ANW), Kansas City Southern (KSU), Krispy Kreme Doughnuts (KKD), DG Fast Channel (DGIT), Wal-Mart (WMT) and Frozen Food Express (FFEX). We also opened new positions in Helmerich & Payne (HP) and New York Times (NYT).

The number of holdings in the fund was around 50 stocks at March 31, 2010. Our largest position is now Belo Corp (BLC) 4.84%, followed by Kansas City Southern (KSU) 4.28%, Wal Mart Stores (WMT) 3.61%, Aegean Marine (ANW) 3.39%, Transocean (RIG) 3.26%, Crocs Inc. (CROX), 3.21%, Gannett Inc. (GCI) 3.12%, Southwest Airlines (LUV) 3.12%, PriceSmart (PSMT) 2.80% and Schlumberger (SLB) 2.78%.

Hodges Small Cap Fund (HDPSX)

During the twelve months ending March 31, 2010, the Hodges Small Cap Fund generated a return of 92.40% compared to a gain of 62.76% for the Russell 2000 Index.

While the fund remains overweight in industries such as energy, transportation, and infrastructure materials, we are now finding opportunities in a broader number of sectors in the small-cap universe.  Such as Jos. A Bank  Clothiers (JOSB), Belo Corp (BLC), and Steven Madden LTD (SHOO), which all made significant contributions to the Fund’s recent performance.  Such opportunities have included a handful of new consumer-related names, as well as companies that we feel are well positioned in an improving economy. The top ten holdings in the Hodges Small Cap Fund on March 31, 2010 were: Kansas City Southern (KSU) 5.03%, Cracker Barrel Old Country Store (CBRL) 4.51%, Massey Energy (MEE) 4.36%, Brigham Exploration (BEXP) 3.99%, Belo Corp (BLC) 3.98%, Aegean Marine Petroleum Network (ANW) 3.95%, Atwood Oceanics (ATW) 3.85%, Alamo Group (ALG) 3.34%, Jos. A Bank Clothiers (JOSB) 3.04%, and Diamond Foods (DMND) 2.92%.

Hodges Equity Income Fund (HDPEX)

The Hodges Equity Income Fund completed its second quarter since its launch on September 10, 2009. The fund was up 3.80% in the recent quarter

Hodges Funds

compared to a 5.70% return for the S&P 500. The fund’s yield before expenses at the end of the quarter was 4.20% compared to a 1.9% dividend yield on the S&P 500.  Since inception, the fund has generated a total return of 10.75% versus a 13.24% for the S&P 500.

The fund’s objectives are on both long term capital appreciation and income generation. The Hodges Equity Income Fund’s strategy is to meet its core investment objectives by focusing on dividend paying stocks. Top holdings in the fund, as of March 31, 2010, include Kimberly Clark (KMB) 4.41%, Coca Cola (KO) 4.34%, Cinemark Holdings (CNK) 4.18%, Johnson & Johnson (JNJ) 3.72%, Kraft Foods (KFT) 3.71%, JM Smucker (SJM) 3.70%, Exxon Mobil (XOM) 3.52%, International Business Machines (IBM) 3.37%, Du Pont (DD) 3.27%, and Centurytel (CTL) 3.11%. Overweight sectors include energy, consumer staples, and utilities that we believe should benefit in an improving economy.  However, many of the stock in these sectors have lagged the lesser quality names during the market’s recent recovery.

Hodges Blue Chip 25 Fund (HDPBX)

Since its inception on September 10, 2009, the Hodges Blue Chip 25 generated a 7.30% return compared to a return of 13.71% in the Russell 1000 index.  Furthermore, the fund was up 2.48% in the recent quarter compared to a 5.70% return for the Russell 1000. The fund underperformed its large cap benchmark due to an above normal cash position in the fund during the first half of the quarter, which was associated with deploying new capital into a concentrated portfolio. The fund’s objective is to generate long term capital appreciation by focusing on a concentrated portfolio of around 25 quality, large-cap companies.

The top holdings in the Hodges Blue Chip 25 Fund at the end of the recent quarter included: Microsoft Corp (MSFT) 5.98%, Wal-Mart Stores (WMT) 5.11%, Kansas City Southern (KSU) 4.43%, Costco (COST) 4.27%, International Business Machines (IBM) 3.93%, Cisco (CSCO) 3.72%, Visa (V) 3.72%, JM Smucker (SJM) 3.69%, Transocean (RIG) 3.53% and Southwest Airlines (LUV) 3.51%.  Although the number of holdings in the fund may range between 20-30 stocks, the fund held a total of 28 stocks at March 31, 2010 and was well represented across a broad number of industry sectors.

Hodges Pure Contrarian Fund (HDPCX)

The Hodges Pure Contrarian Fund has returned 18.40% since its inception on September 10, 2009 compared to a 13.24% return for the S&P 500.  This fund was our best performing mutual fund in the most recent quarter, up 8.92%

Hodges Funds

compared to a 5.39% return for the S&P 500. The Fund’s objective is to generate long-term capital appreciation by investing in out-of-favor or unloved stocks.

Although the contrarian strategy requires careful stock selection and a longer-term investment horizon, we are finding no shortage of intriguing opportunities to deploy capital in this new fund. A few out-of-favor sectors where the fund has found investment opportunities include services, media, restaurants, retail, and airlines.  The top contributors to the Fund’s performance in recent months have been Eastman Kodak (EK), AH Belo (AHC), Sirius XM Radio (SIRI), and Delta Airlines (DAL).  The top holdings in the fund at the end of the recent quarter included:  Pulte Homes (PHM) 4.15%, Crocs (CROX) 3.56%, Commercial Metals (CMC) 3.38%, Eastman Kodak (EK) 2.99%, Krispy Kreme Doughnuts (KKD) 2.96%, Intrusion (INTZ) 2.89%, Delta Air Lines (DAL) 2.80%, Liz Claiborne (LIZ) 2.74%, AH Belo (AHC) 2.64% and Sirius XM Radio (SIRI) 2.57%.

Looking ahead, you should know that our portfolio managers and analysts are hard at work studying companies, meeting with management teams, observing trends, and attempting to navigate through the daily noise surrounding today’s financial markets.  Like you, all of our portfolio managers are shareholders in all of the Hodges Funds.

We welcome further questions and comments.  Please feel free to contact us at (214) 954-1954 or (888) 878-4426.

Sincerely,

Don Hodges	Craig Hodges
Co-Portfolio Manager	Co-Portfolio Manager

Eric Marshall	Gary Bradshaw
Co-Portfolio Manager	Co-Portfolio Manager

The above discussion is based on the opinions of Craig Hodges, Don Hodges, Gary Bradshaw and Eric Marshall which are subject to change. It is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security. Portfolio composition and company ownership are subject to daily change.

Hodges Funds

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in small- and medium-capitalization companies involve additional risks such as limited liquidity and greater volatility. Non-diversified funds may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the fund is more exposed to individual stock volatility than a diversified fund. Investments in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

Fund holdings and/or sector allocations are subject to change at any time and are not recommended to buy or sell any security. Please refer to the Schedule of Investments in this report for more complete information regarding the Funds’ holdings.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.  The Russell 1000 is a subset of the Russell 3000 Index and consists of the 1,000 of the largest companies comprising over 90% of the total market capitalization of all listed U.S. stocks.  You cannot invest directly in an index.

Dividend yield is a financial ratio that shows how much a company pays out in dividends each year relative to share price.

Quasar Distributors, LLC, Distributor, (5/10)

Hodges Funds

SECTOR ALLOCATION At March 31, 2010 (Unaudited)

Hodges Fund

Hodges Small Cap Fund

*Cash equivalents and other assets less liabilities.

Hodges Funds

SECTOR ALLOCATION At March 31, 2010 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund

Hodges Equity Income Fund

*Cash equivalents and other assets less liabilities.

Hodges Funds

SECTOR ALLOCATION At March 31, 2010 (Unaudited) (Continued)

Hodges Pure Contrarian Fund

*Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended March 31, 2010 (Unaudited)

As a shareholder of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/01/09-3/31/10).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  Individual Retirement Accounts

Hodges Funds

EXPENSE EXAMPLE For the Six Months Ended March 31, 2010 (Unaudited) (Continued)

(“IRA”) that are held directly at the Fund will be charged a $15.00 annual maintenance fee. IRAs held by broker-dealers or through other means, may or may not incur an annual maintenance fee. Yet, if IRAs maintenance fees are charged to accounts held elsewhere, the fees charged may be more or may be less than $15.00.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hodges Funds

EXPENSE EXAMPLE For the Six Months Ended March 31, 2010 (Unaudited) (Continued)

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/09	Value 3/31/10	10/1/09 – 3/31/10*
Retail Class Actual	$1,000	$1,120	$7.14

Retail Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$6.80

Institutional Class Actual	$1,000	$1,122	$5.58

Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,025	$5.33

*
Expenses are equal to the Fund’s expense ratio for the most recent six month period of 1.35% for the Hodges Fund Retail shares, and 1.06% for the Hodges Fund Institutional shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Small Cap Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/09	Value 3/31/10	10/1/09 – 3/31/10*
Retail Class Actual	$1,000	$1,150	$7.50

Retail Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.04

Institutional Class Actual	$1,000	$1,151	$6.17

Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,025	$5.81

*
Expenses are equal to the Fund’s expense ratio for the most recent six month period of 1.40% (fees and waivers in effect) for the Hodges Small Cap Fund Retail shares, and 1.15% (fees and waivers in effect) for the Hodges Small Cap Institutional shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Funds

EXPENSE EXAMPLE For the Six Months Ended March 31, 2010 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/09	Value 3/31/10	10/1/09 – 3/31/10*
Actual	$1,000	$1,071	$6.71
Hypothetical (5% annual
return before expenses)	$1,000	$1,025	$6.56

*
Expenses are equal to the Fund’s expense ratio for the most recent six month period of 1.30% (fees and waivers in effect) for the Hodges Blue Chip 25 Fund shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/09	Value 3/31/10	10/1/09 – 3/31/10*
Actual	$1,000	$1,106	$6.83
Hypothetical (5% annual
return before expenses)	$1,000	$1,025	$6.56

*
Expenses are equal to the Fund’s expense ratio for the most recent six month period of 1.30% (fees and waivers in effect) for the Hodges Equity Income Fund shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Pure Contrarian Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/09	Value 3/31/10	10/1/09 – 3/31/10*
Actual	$1,000	$1,169	$7.57
Hypothetical (5% annual
return before expenses)	$1,000	$1,025	$7.07

*
Expenses are equal to the Fund’s expense ratio for the most recent six month period of 1.40% (fees and waivers in effect) for the Hodges Pure Contrarian Fund shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Fund - Retail Shares
Value of $10,000 vs. S&P 500 Index

Average Annual Total Returns
				Since Inception
	1 Year	5 Year	10 Year	(10/9/92)
Hodges Fund - Retail Shares	77.83%	2.03%	2.36%	9.26%
S&P 500	49.77%	1.92%	-0.65%	8.39%

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (866) 811-0244.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  One cannot directly invest in this index.

Hodges Fund - Institutional Shares
Value of $10,000 vs. S&P 500 Index

Average Annual Total Returns
		Since Inception
	1 Year	(12/12/08)
Hodges Fund - Institutional Shares	78.18%	36.41%
S&P 500	49.77%	27.46%

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (866) 811-0244.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  One cannot directly invest in this index.

Hodges Small Cap Fund - Retail Shares
Value of $10,000 vs. Russell 2000 Index

Average Annual Total Returns
		Since Inception
	1 Year	(12/18/07)
Hodges Small Cap - Retail Shares	92.40%	-2.81%
Russell 2000	62.76%	-3.03%

The performance date quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (866) 811-0244.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index.  The Russell 3000 Index is a stock index consisting of the 3,000 largest publicly listed U.S. companies, representing about 98% of the total capitalization of the entire U.S. stock market.  The indices are unmanaged, and returns include reinvested dividends.  Once cannot directly invest in these indices.

Hodges Small Cap Fund - Institutional Shares
Value of $10,000 vs. Russell 2000 Index

Average Annual Total Returns
		Since Inception
	1 Year	(12/12/08)
Hodges Small Cap - Institutional Shares	92.61%	51.91%
Russell 2000	62.76%	35.11%

The performance date quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (866) 811-0244.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index.  The Russell 3000 Index is a stock index consisting of the 3,000 largest publicly listed U.S. companies, representing about 98% of the total capitalization of the entire U.S. stock market.  The indices are unmanaged, and returns include reinvested dividends.  One cannot directly invest in these indices.

Hodges Blue Chip 25 Fund
Value of $10,000 vs. Russell 1000 Index

Cumulative Total Returns
Since Inception
(9/10/09)
Hodges Blue Chip 25	7.30%
Russell 1000	13.71%

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (866) 811-0244.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The Russell 1000 Index measures the performance of the 1,000 smallest companies in the Russell 3000 Index.  The Russell 3000 Index is a stock index consisting of the 3,000 largest publicly listed U.S. companies, representing about 98% of the total capitalization of the entire U.S. stock market.  The indices are unmanaged, and returns include reinvested dividends.  One cannot directly invest in these indices.

Hodges Equity Income Fund
Value of $10,000 vs. S&P 500 Index

Cumulative Total Returns
Since Inception
(9/10/09)
Hodges Equity Income	10.75%
S&P 500	13.24%

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (866) 811-0244.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  One cannot directly invest in this index.

Hodges Pure Contrarian Fund
Value of $10,000 vs. S&P 500 Index

Cumulative Total Returns
Since Inception
(9/10/09)
Hodges Pure Contrarian	18.40%
S&P 500	13.24%

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (866) 811-0244.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  One cannot directly invest in this index.

Hodges Fund

SCHEDULE OF INVESTMENTS at March 31, 2010

Shares		Value

COMMON STOCKS: 91.1%

Computer & Electronic Product
Manufacturing: 6.4%
250,000	Fossil, Inc.*	$9,435,000
500,000	Napco Security
	Systems, Inc.*(2)	1,150,000
175,000	Sirona Dental
	Systems, Inc.*	6,655,250
400,000	Texas
	Instruments, Inc.	9,788,000
		27,028,250
Consumer Durables & Apparel: 3.8%
1,550,000	Crocs, Inc.*	13,593,500
400,000	Eastman Kodak Co.*	2,316,000
		15,909,500
Finance & Insurance: 3.6%
350,000	Knight Capital
	Group, Inc.*	5,337,500
350,000	Legg Mason, Inc.	10,034,500
		15,372,000
Food & Beverage Products: 2.1%
100,000	Dr. Pepper Snapple
	Group, Inc.	3,517,000
600,000	Rocky Mountain
	Chocolate Factory,
	Inc.(1)(2)	5,520,000
		9,037,000
Food Services: 2.9%
2,100,000	Krispy Kreme
	Doughnuts, Inc.*	8,442,000
1,000,000	Luby’s, Inc.*(2)	3,940,000
		12,382,000
Health Care & Social Assistance: 0.5%
30,000	Laboratory Corp. of
	America Holdings*	2,271,300

Home Building: 0.4%
725,000	Palm Harbor
	Homes, Inc.*(2)	1,457,250

Industrials: 3.4%
505,000	Aegean Marine
	Petroleum
	Network, Inc.	14,331,900

Media: 16.7%
1,000,000	A. H. Belo
	Corp.*(1)(2)	7,170,000
3,000,000	Belo Corp.	20,460,000
500,000	Cinemark
	Holdings, Inc.	9,170,000
800,000	Gannett Co., Inc.	13,216,000
825,000	New York Times Co.*	9,182,250
100,000	Oracle Corp.	2,569,000
10,000,000	Sirius XM
	Radio, Inc.*	8,705,000
		70,472,250
Mining, Quarrying, & Oil & Gas Extraction: 17.5%
300,000	Atwood
	Oceanics, Inc.*	10,389,000
250,000	Chesapeake
	Energy Corp.	5,910,000
360,400	Cubic Energy, Inc.*	382,024
150,000	Devon Energy Corp.	9,664,500
75,000	Freeport-McMoRan
	Copper & Gold, Inc.	6,265,500
500,000	GMX Resources, Inc.*	4,110,000
300,000	Helmerich &
	Payne, Inc.	11,424,000
185,000	Schlumberger Ltd.	11,740,100
160,000	Transocean Ltd.*	13,820,800
		73,705,924
Miscellaneous Manufacturing: 5.9%
1,902,900	A.T. Cross Co. -
	Class A*(1)(2)	7,916,064
100,000	Fuqi
	International, Inc.*	1,090,000
100,000	Joy Global, Inc.	5,660,000
300,000	Texas Industries, Inc.	10,251,000
		24,917,064
Personal Services: 1.3%
400,000	CPI Corp.(1)(2)	5,544,000

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at March 31, 2010 (Continued)

Shares		Value

COMMON STOCKS: 91.1% (Continued)

Pharmaceuticals: 1.6%
300,000	Mylan, Inc.*	$6,813,000

Professional, Scientific, & Technical Services: 1.5%
200,000	DG
	FastChannel, Inc.*	6,390,000

Retail Trade: 11.5%
200,000	Chico’s FAS, Inc.	2,884,000
150,000	Costco
	Wholesale Corp.	8,956,500
510,000	PriceSmart, Inc.(2)	11,857,500
300,000	Sotheby’s	9,327,000
275,000	Wal-Mart Stores, Inc.	15,290,000
		48,315,000
Transportation Equipment Manufacturing: 1.2%
250,000	Trinity
	Industries, Inc.	4,990,000

Transportation & Warehousing: 10.8%
700,000	Delta Air Lines, Inc.*	10,213,000
450,000	Dryships, Inc.*	2,628,000
353,494	Frozen Food Express
	Industries, Inc.(2)	1,378,627
500,000	Kansas City
	Southern*	18,085,000
1,000,000	Southwest
	Airlines Co.	13,220,000
		45,524,627
TOTAL COMMON STOCKS
(Cost $347,108,562)		384,461,065

PARTNERSHIPS & TRUSTS: 2.7%
408,000	Texas Pacific
	Land Trust(2)	11,464,800
TOTAL PARTNERSHIPS & TRUSTS
(Cost $11,184,416)		11,464,800

Contracts
(100 shares per contract)

PURCHASED OPTIONS: 0.1%

Call Options
1,000	Chesapeake Energy
	Corp., Expiration:
	January 22, 2011,
	Exercise Price:
	$20.000	520,000
TOTAL PURCHASED OPTIONS
(Cost $695,000)		520,000

Shares

WARRANTS: 0.0%
2,214	Krispy Kreme
	Doughnuts, Inc.
	Expiration:
	March, 2012*	22
TOTAL WARRANTS
(Cost $0)		22

SHORT-TERM INVESTMENTS: 6.0%
9,175,241	AIM Short Term
	Investor Prime
	Institutional
	0.11%(3)	9,175,241
16,026,398	Fidelity Money
	Market Portfolio
	0.16%(3)	16,026,398
		25,201,639
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,201,639)		25,201,639
TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $384,189,617)		421,647,526
Other Assets in Excess
of Liabilities: 0.1%		491,727
TOTAL NET
ASSETS: 100.0%		$422,139,253

*	Non-income producing security.
(1)	Affiliated Company as defined by the Investment Company Act of 1940.
(2)	A portion of this security is considered illiquid. As of March 31, 2010, the total market value of investments considered illiquid was $39,605,670 or 9.4% of total net assets.
(3)	Seven-day Yield

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at March 31, 2010

Shares		Value

COMMON STOCKS: 94.6%

Administrative Support & Waste Management: 2.8%
50,000	Geo Group, Inc.*	$991,000

Computer & Electronic Product
Manufacturing: 5.9%
60,000	OmniVision
	Technologies, Inc.*	1,030,800
20,000	Sirona Dental
	Systems, Inc.*	760,600
88,000	XETA Technologies,
	Inc.*(2)	302,720
		2,094,120
Consumer Durables & Apparel: 5.0%
75,000	Crocs, Inc.*	657,750
150,000	Joe’s Jeans, Inc.*	394,500
15,000	Steven Madden Ltd.*	732,000
		1,784,250
Educational Services: 0.7%
10,000	Lincoln Educational
	Services Corp.*	253,000

Electrical Equipment, Appliance,
& Component: 1.1%
15,000	Helen Of Troy
	Corp Ltd.*	390,900

Finance & Insurance: 0.8%
75,000	Fortress Investment
	Group LLC - Class A*	299,250

Food & Beverage Products: 3.9%
10,000	Cal-Maine Foods, Inc.	338,900
25,000	Diamond Foods, Inc.	1,051,000
		1,389,900
Food Services: 7.3%
35,000	Cracker Barrel Old
	Country Store, Inc.	1,623,300
240,000	Krispy Kreme
	Doughnuts, Inc.*	964,800
		2,588,100
Furniture & Related Product Manufacturing: 2.5%
30,000	Tempur-Pedic
	International, Inc.*	904,800

Health Care & Social Assistance: 4.9%
50,000	Odyssey
	Healthcare, Inc.*	905,500
150,000	Tenet Healthcare
	Corp.*	858,000
		1,763,500
Home Building: 1.0%
180,000	Palm Harbor
	Homes, Inc.*(2)	361,800

Industrials: 4.0%
50,000	Aegean Marine
	Petroleum
	Network, Inc.	1,419,000

Media: 6.2%
15,000	ArcSight, Inc.*	422,250
210,000	Belo Corp.	1,432,200
20,000	Cinemark
	Holdings, Inc.	366,800
		2,221,250
Mining, Quarrying, & Oil & Gas Extraction: 14.4%
40,000	Atwood
	Oceanics, Inc.*	1,385,200
90,000	Brigham
	Exploration Co.*	1,435,500
325,000	Cubic Energy, Inc.*	344,500
50,000	GMX Resources, Inc.*	411,000
30,000	Massey Energy Co.	1,568,700
		5,144,900
Miscellaneous Manufacturing: 9.7%
60,000	Alamo Group, Inc.	1,199,400
70,000	A.T. Cross Co. -
	Class A*(1)(2)	291,200
7,000	Insulet Corp.*	105,630
70,000	Kulicke & Soffa
	Industries, Inc.*	507,500
25,800	Sport Supply
	Group, Inc.	346,752

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at March 31, 2010 (Continued)

Shares		Value

COMMON STOCKS: 94.6% (Continued)

Miscellaneous Manufacturing: 9.7% (Continued)
10,000	Texas Industries, Inc.	$341,700
50,000	Titan
	Machinery, Inc.*	684,500
		3,476,682
Personal Services: 2.1%
55,000	CPI Corp.(1)	762,300

Plastics & Rubber Products Manufacturing: 1.6%
30,000	Cooper Tire &
	Rubber Co.	570,600

Retail Trade: 9.5%
100,000	Hastings
	Entertainment, Inc.*	441,000
20,000	Jos. A. Bank
	Clothiers, Inc.*	1,093,000
20,000	Kirkland’s, Inc.*	420,000
45,000	PriceSmart, Inc.	1,046,250
7,000	Tractor Supply Co.	406,350
		3,406,600
Transportation & Warehousing: 11.2%
40,000	Dynamex, Inc.*	688,000
25,000	Genco Shipping
	& Trading Ltd. *	527,750
50,000	Kansas City Southern*	1,808,500
20,000	Kirby Corp.*	763,000
15,000	Saia, Inc.*	208,200
		3,995,450
TOTAL COMMON STOCKS
(Cost $25,695,878)		33,817,402

PARTNERSHIPS & TRUSTS: 2.8%
35,000	Texas Pacific
	Land Trust	983,500
TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,008,391)		983,500

SHORT-TERM INVESTMENTS: 2.0%
719,617	Fidelity Money
	Market Portfolio
	0.16%(3)	719,617
TOTAL SHORT-TERM INVESTMENTS
(Cost $719,617)		719,617
TOTAL INVESTMENTS
IN SECURITIES: 99.4%
(Cost $27,423,886)		35,520,519
Other Assets in Excess
of Liabilities: 0.6%		224,446
TOTAL NET
ASSETS: 100.0%		$35,744,965

*	Non-income producing security.
(1)	Affiliated Company as defined by the Investment Company Act of 1940.
(2)	A portion of this security is considered illiquid. As of March 31, 2010, the total market value of investments considered illiquid was $498,262 or 1.4% of total net assets.
(3)	Seven-day Yield

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

SCHEDULE OF INVESTMENTS at March 31, 2010

Shares		Value

COMMON STOCKS: 87.1%

Chemical Manufacturing: 6.0%
3,250	Johnson & Johnson	$163,000
2,000	Procter & Gamble Co.	126,540
		289,540
Computer & Electronic Product
Manufacturing: 10.3%
7,000	Cisco Systems, Inc.*	182,210
1,500	International
	Business Machines	192,375
5,000	Texas Instruments, Inc.	122,350
		496,935
Construction: 2.9%
3,000	Fluor Corp.	139,530

Finance & Insurance: 10.0%
5,000	Allstate Corp.	161,550
450	CME Group, Inc.	142,250
2,000	Visa, Inc.	182,060
		485,860
Food & Beverage Products: 5.4%
1,500	Coca-Cola Co.	82,500
3,000	J.M. Smucker Co.	180,780
		263,280
Food Services: 3.4%
2,500	McDonald’s Corp.	166,800

Information: 6.0%
10,000	Microsoft Corp.	292,700

Mining, Quarrying, & Oil & Gas Extraction: 8.3%
1,750	Schlumberger Ltd.	111,055
2,000	Transocean Ltd.*	172,760
2,500	Vulcan Materials Co.	118,100
		401,915
Miscellaneous Manufacturing: 7.8%
2,500	Cummins, Inc.	154,875
400	Intuitive Surgical, Inc.*	139,252
1,500	Joy Global, Inc.	84,900
		379,027
Petroleum & Coal Products Manufacturing: 6.9%
1,500	BP Plc - ADR	85,605
1,500	Chevron Corp.	113,745
2,000	Exxon Mobil Corp.	133,960
		333,310
Retail Trade: 12.1%
3,500	Costco Wholesale Corp.	208,985
4,000	Home Depot, Inc.	129,400
4,500	Wal-Mart Stores, Inc.	250,200
		588,585
Transportation & Warehousing: 8.0%
6,000	Kansas City Southern*	217,020
13,000	Southwest Airlines Co.	171,860
		388,880
TOTAL COMMON STOCKS
(Cost $4,050,107)		4,226,362

PARTNERSHIPS & TRUSTS: 2.2%
3,800	Texas Pacific
	Land Trust	106,780
TOTAL PARTNERSHIPS & TRUSTS
(Cost $114,484)		106,780

SHORT-TERM INVESTMENTS: 11.0%
343,992	AIM Short Term
	Investor Prime
	Institutional 0.11%(1)	343,992
188,169	Fidelity Money Market
	Portfolio 0.16%(1)	188,169
		532,161
TOTAL SHORT-TERM INVESTMENTS
(Cost $532,161)		532,161
TOTAL INVESTMENTS
IN SECURITIES: 100.3%
(Cost $4,696,752)		4,865,303
Liabilities in Excess
of Other Assets: (0.3)%		(13,549)
TOTAL NET
ASSETS: 100.0%		$4,851,754

*	Non-income producing security.
(1)	Seven-day Yield
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at March 31, 2010

Shares		Value

COMMON STOCKS: 92.8%

Chemical Manufacturing: 14.2%
5,000	E.I. du Pont de
	Nemours & Co.	$186,200
2,500	Eli Lilly & Co.	90,550
3,250	Johnson & Johnson	211,900
4,000	Merck & Co., Inc.	149,400
2,000	Procter & Gamble Co.	126,540
		764,590
Computer & Electronic Product
Manufacturing: 3.6%
1,500	International
	Business Machines	192,375

Food & Beverage Products: 21.0%
5,000	Cal-Maine Foods, Inc.	169,450
4,500	Coca-Cola Co.	247,500
1,000	General Mills, Inc.	70,790
3,000	Hershey Co.	128,430
3,500	J.M. Smucker Co.	210,910
7,000	Kraft Foods, Inc.	211,680
10,000	Rocky Mountain
	Chocolate Factory,
	Inc.(1)	92,000
		1,130,760
Miscellaneous Manufacturing: 5.8%
1,000	Caterpillar, Inc.	62,850
4,000	Kimberly-Clark Corp.	251,520
		314,370
Media: 4.4%
13,000	Cinemark
	Holdings, Inc.	238,420

Mining, Quarrying, & Oil & Gas Extraction: 2.5%
1,500	Diamond Offshore
	Drilling, Inc.	133,215

Personal Services: 2.6%
10,000	CPI Corp.(1)	138,600

Petroleum & Coal
Products Manufacturing: 8.9%
2,200	BP Plc - ADR	125,554
2,000	Chevron Corp.	151,660
3,000	Exxon Mobil Corp.	200,940
		478,154
Retail Trade: 8.4%
20,000	Educational
	Development Corp.(2)	124,300
5,000	Home Depot, Inc.	161,750
3,000	Wal Mart Stores, Inc.	166,800
		452,850
Telecommunications: 9.2%
4,000	AT&T, Inc.	103,360
5,000	Centurytel, Inc.	177,300
5,000	Frontier
	Communications
	Corp.	37,200
4,000	Verizon
	Communications, Inc.	124,080
5,000	Windstream Corp.	54,450
		496,390
Utilities: 10.8%
4,000	Atmos Energy Corp.	114,280
6,000	CenterPoint
	Energy, Inc.	86,160
3,000	Consolidated
	Edison, Inc.	133,620
3,000	Duke Energy Corp.	48,960
2,500	Exelon Corp.	109,525
1,000	The Southern Co.	33,160
2,500	Xcel Energy, Inc.	53,000
		578,705
Wholesale Trade: 1.4%
2,500	Sysco Corp.	73,750
TOTAL COMMON STOCKS
(Cost $4,794,919)		4,992,179

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at March 31, 2010 (Continued)

Shares		Value

PREFERRED STOCKS: 4.5%
3,000	Archer Daniels
	Midland Co.	$122,610
5,000	Capstead
	Mortgage Corp.	75,650
2,000	GMX Resources, Inc.	44,000
		242,260
TOTAL PREFERRED STOCKS
(Cost $239,048)		242,260

SHORT-TERM INVESTMENTS: 7.9%
227,578	AIM Short Term
	Investor Prime
	Institutional
	0.11%(3)	227,578
199,858	Fidelity Money
	Market Portfolio
	0.16%(3)	199,858
		427,436
TOTAL SHORT-TERM INVESTMENTS
(Cost $427,436)		427,436
TOTAL INVESTMENTS
IN SECURITIES - 105.2%
(Cost $5,461,403)		5,661,875
Liabilities in Excess
of Other Assets: (5.2)%		(282,029)
TOTAL NET
ASSETS: 100.0%		$5,379,846

(1)	Affiliated Company as defined by the Investment Company Act of 1940.
(2)	A portion of this security is considered illiquid. As of March 31, 2010, the total market value of investments considered illiquid was $47,918 or 0.9% of total net assets.
(3)	Seven-day Yield
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at March 31, 2010

Shares		Value

COMMON STOCKS: 85.4%

Apparel Manufacturing: 2.5%
25,000	Liz Claiborne, Inc.*	$185,750

Chemical Manufacturing: 4.5%
35,000	Eastman Kodak Co.*	202,650
6,000	Mylan, Inc.*	136,260
		338,910
Computer & Electronic Product
Manufacturing: 3.6%
5,000	Dell, Inc.*	75,050
215,312	Intrusion, Inc.*(2)	195,934
		270,984
Consumer Durables & Apparel: 4.8%
27,500	Crocs, Inc.*	241,175
50,000	Heelys, Inc.*	119,000
		360,175
Finance & Insurance: 4.2%
35,600	E*TRADE
	Financial Corp.*	58,740
5,601	Legg Mason, Inc.	160,581
10,000	Penson
	Worldwide, Inc.*	100,700
		320,021
Food & Beverage Products: 3.8%
2,500	Cal-Maine Foods, Inc.	84,725
2,000	Hershey Co.	85,620
5,000	Smart Balance, Inc.*	32,400
3,090	Tootsie Roll
	Industries, Inc.	83,522
		286,267
Food Services: 5.8%
50,000	Krispy Kreme
	Doughnuts, Inc.*	201,000
30,000	Luby’s, Inc.*	118,200
5,000	Starbucks Corp.*	121,350
		440,550
Furniture & Related Product Manufacturing: 2.1%
25,000	Furniture Brands
	International, Inc.*	160,750

Health Care & Social Assistance: 1.1%
15,000	Tenet
	Healthcare Corp.*	85,800

Home Building: 4.8%
40,000	Palm Harbor
	Homes, Inc.*	80,400
25,000	Pulte Homes*	281,250
		361,650
Media: 12.1%
25,000	A.H. Belo Corp.*(1)	179,250
25,000	Belo Corp.	170,500
3,500	Electronic Arts, Inc.*	65,310
10,000	Gannett, Inc.	165,200
14,000	New York Times Co.*	155,820
200,000	Sirius XM Radio, Inc.*	174,100
		910,180
Mining, Quarrying, & Oil & Gas Extraction: 4.2%
5,000	GMX Resources, Inc.*	41,100
15,000	Harry Winston
	Diamond Corp.*	147,900
17,000	SandRidge Energy, Inc.*	130,900
		319,900
Miscellaneous Manufacturing: 4.4%
10,000	A.T. Cross
	Co. - Class A*(1)	41,600
7,000	Alamo Group, Inc.	139,930
14,000	Fuqi
	International, Inc.*	152,600
		334,130
Personal Services: 2.5%
10,000	CPI Corp.(1)	138,600
5,000	Service Corp.
	International	45,900
		184,500
Petroleum & Coal Products Manufacturing: 0.5%
2,000	Valero Energy Corp.	39,400

Primary Metal Manufacturing: 4.0%
15,200	Commercial Metals Co.	228,912
3,500	Encore Wire Corp.	72,800
		301,712

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at March 31, 2010 (Continued)

Shares		Value

COMMON STOCKS: 85.4% (Continued)

Retail Trade: 13.1%
10,000	Chico’s FAS, Inc.	$144,200
5,000	CONN’S, Inc.*	39,150
35,000	Hastings
	Entertainment, Inc.*	154,350
4,000	Home Depot, Inc.	129,400
5,000	Sotheby’s	155,450
15,000	Stein Mart, Inc.*	135,450
4,500	Whole Foods
	Market, Inc.*	162,675
25,000	Zale Corp.*	68,500
		989,175
Transportation & Warehousing: 7.4%
13,000	Delta Air Lines, Inc.*	189,670
20,000	Dryships, Inc.*	116,800
30,000	Frozen Food Express
	Industries, Inc.	117,000
10,000	Southwest Airlines Co.	132,200
		555,670
TOTAL COMMON STOCKS
(Cost $5,771,503)		6,445,524

PARTNERSHIPS & TRUSTS: 1.1%
3,000	Texas Pacific
	Land Trust	84,300
TOTAL PARTNERSHIPS & TRUSTS
(Cost $90,236)		84,300

SHORT-TERM INVESTMENTS: 2.9%
216,788	Fidelity Money
	Market Portfolio
	0.16%(3)	216,788
TOTAL SHORT-TERM INVESTMENTS
(Cost $216,788)		216,788
TOTAL INVESTMENTS
IN SECURITIES: 89.4%
(Cost $6,078,527)		6,746,612
Other Assets in Excess
of Liabilities: 10.6%		801,418
TOTAL NET
ASSETS: 100.0%		$7,548,030

*	Non-income producing security.
(1)	Affiliated Company as defined by the Investment Company Act of 1940.
(2)	A portion of this security is considered illiquid. As of March 31, 2010, the total market value of investments considered illiquid was $168,625 or 2.2% of total net assets.
(3)	Seven-day Yield

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2010

	Hodges	Hodges Small
	Fund	Cap Fund
ASSETS
Investments in securities of unaffiliated issuers,
(Cost $357,534,479 and $26,329,633, respectively)	$395,497,462	$34,467,019
Investments in securities of affiliated issuers, (Cost
$26,655,138, and $1,094,253, respectively) (Note 6)	26,150,064	1,053,500
Total investments, at value (Cost $384,189,617
and $27,423,886, respectively) (Note 2)	421,647,526	35,520,519
Receivables:
Investment securities sold	—	313,155
Fund shares sold	1,137,280	73,586
Dividends and interest	196,551	148
Prepaid expenses	18,066	12,094
Total assets	422,999,423	35,919,502
LIABILITIES
Payables:
Investment securities purchased	—	100,045
Fund shares redeemed	186,538	296
Investment advisory fees	298,222	14,251
Administration fees	18,361	2,344
Custody fees	2,173	963
Distribution fees	238,572	18,940
Fund accounting fees	14,917	1,332
Transfer agent fees	47,697	8,193
Chief compliance officer fees	1,451	1,165
Other accrued expenses	52,239	27,008
Total liabilities	860,170	174,537
NET ASSETS	$422,139,253	$35,744,965
COMPONENTS OF NET ASSETS
Paid-in capital	$566,626,006	$30,408,857
Accumulated net realized loss on investments and options	(181,944,662)	(2,760,525)
Net unrealized appreciation on investments and options	37,457,909	8,096,633
Net assets	$422,139,253	$35,744,965
COMPUTATION OF NET ASSET VALUE
Retail shares:
Net Assets	$414,451,774	$35,473,290
Shares issued and outstanding (unlimited number
of shares authorized without par value)	20,757,216	3,785,749
Net asset value, and redemption price per share	$19.97	$9.37
Institutional shares:
Net Assets	$7,687,479	$271,675
Shares issued and outstanding (unlimited number
of shares authorized without par value)	384,185	28,969
Net asset value, and redemption price per share	$20.01	$9.38

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2010

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund
ASSETS
Investments in securities
(Cost $4,696,752, $5,250,111
and $5,838,493, respectively)	$4,865,303	$5,431,275	$6,387,162
Investments in securities of affiliated
issuers, (Cost $0, $211,293 and
$240,034, respectively) (Note 6)	—	230,600	359,450
Total investments, at value
(Cost $4,696,752, $5,461,403
and $6,078,527, respectively)
(Note 2)	4,865,303	5,661,875	6,746,612
Receivables:
Investment securities sold	—	—	—
Fund shares sold	2,100	2,000	820,000
Dividends and interest	2,552	10,064	2,474
Prepaid expenses	19,446	18,413	18,331
Total assets	4,889,401	5,692,352	7,587,417
LIABILITIES
Payables:
Investment securities purchased	—	248,060	—
Distribution to Shareholders	—	21,294	—
Fund shares redeemed	—	6,656	—
Investment advisory fees	386	746	2,328
Administration fees	—	—	—
Custody fees	976	941	1,099
Distribution fees	2,774	2,940	3,571
Fund accounting fees	1,492	1,010	982
Transfer agent fees	6,959	6,947	6,512
Chief compliance officer fees	820	820	820
Other accrued expenses	24,240	23,092	24,075
Total liabilities	37,647	312,506	39,387
NET ASSETS	$4,851,754	$5,379,846	$7,548,030
COMPONENTS OF NET ASSETS
Paid-in capital	$4,595,262	$5,049,593	$6,772,065
Undistributed net investment income	1,871	—	—
Accumulated net realized gain
on investments and options	86,070	129,781	107,880
Net unrealized appreciation
on investments and options	168,551	200,472	668,085
Net assets	$4,851,754	$5,379,846	$7,548,030
COMPUTATION OF NET ASSET VALUE
Net Assets	$4,851,754	$5,379,846	$7,548,030
Shares issued and outstanding
(unlimited number of shares
authorized without par value)	452,161	492,172	637,377
Net asset value, and
redemption price per share	$10.73	$10.93	$11.84

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF OPERATIONS For the Year Ended March 31, 2010

	Hodges	Hodges Small
	Fund	Cap Fund
INVESTMENT INCOME
Dividends from unaffiliated investments
(net of $3,700 and $0 foreign
withholding tax, respectively)	$2,840,091	$126,679
Dividends from affiliated investments (Note 6)	398,480	27,296
Interest	14,762	5,286
Total investment income	3,253,333	159,261
EXPENSES (Note 3)
Investment advisory fees	2,904,335	230,235
Distribution fees – Retail Shares	850,768	67,179
Transfer agent fees	402,579	74,901
Administration fees	180,844	23,544
Reports to shareholders	101,121	34,570
Fund accounting fees	92,077	9,297
Registration fees	51,150	48,728
Custody fees	23,868	7,305
Audit fees	23,004	18,098
Interest expense (note 7)	10,166	230
Trustee fees	9,435	5,306
Miscellaneous expenses	7,581	9,963
Chief compliance officer fees	6,452	6,265
Insurance expense	5,303	2,327
Legal fees	4,545	6,525
Total expenses	4,673,228	544,473
Less: fees waived	—	(165,800)
Net expenses	4,673,228	378,673
Net investment loss	(1,419,895)	(219,412)
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
Net realized gain (loss) on unaffiliated
investments and purchased options	(46,333,570)	2,162,915
Net realized loss on affiliated investments (Note 6)	(1,794,136)	—
Net realized gain on written options	—	16,824
Change in net unrealized
appreciation on investments	230,811,896	13,642,544
Net realized and unrealized gain
on investments and options	182,684,190	15,822,283
Net increase in net assets
resulting from operations	$181,264,295	$15,602,871

The accompanying notes are an integral part of these financial statements.

Hodges Funds

STATEMENTS OF OPERATIONS For the Period Ended March 31, 2010

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund(1)	Income Fund(1)	Contrarian Fund(1)
INVESTMENT INCOME
Dividends from unaffiliated
investments (net of $0, $15
and $152 foreign withholding
tax, respectively)	$27,814	$93,050	$15,859
Dividends from affiliated
investments (Note 6)	—	4,500	2,560
Interest	1,089	464	791
Total investment income	28,903	98,014	19,210
EXPENSES (Note 3)
Transfer agent fees	20,517	20,517	20,517
Audit fees	16,000	16,000	16,000
Investment advisory fees	13,532	13,682	21,583
Reports to shareholders	11,208	11,069	11,069
Miscellaneous expenses	10,667	10,667	10,667
Registration fees	8,459	8,459	8,459
Distribution fees	5,205	5,262	6,348
Administration fees	4,410	4,440	4,579
Custody fees	3,186	3,364	3,444
Chief compliance officer fees	2,853	2,853	2,853
Fund accounting fees	2,621	2,622	2,622
Trustee fees	2,453	2,451	2,453
Legal fees	2,276	2,276	2,276
Insurance expense	749	749	749
Total expenses	104,136	104,411	113,619
Less: fees waived	(77,071)	(77,047)	(78,071)
Net expenses	27,065	27,364	35,548
Net investment income (loss)	1,838	70,650	(16,338)
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND OPTIONS
Net realized gain on unaffiliated
investments and purchased options	86,070	128,951	84,521
Net realized gain on affiliated
investments (Note 6)	—	—	39,697
Change in net unrealized
appreciation on investments	168,551	200,472	668,085
Net realized and unrealized gain
on investments and options	254,621	329,423	792,303
Net increase in net assets
resulting from operations	$256,459	$400,073	$775,965

(1)	Represents the period from September 10, 2009 (commencement of operations) to March 31, 2010.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2010	March 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(1,419,895)	$(275,930)
Net realized loss on unaffiliated
investments and options	(46,333,570)	(131,523,689)
Net realized loss on affiliated investments	(1,794,136)	(83,573)
Net realized gain on options written	—	1,002,633
Change in net unrealized appreciation
(depreciation) on investments and options	230,811,896	(226,718,580)
Change in net unrealized depreciation
on options written	—	(12,246)
Net increase (decrease) in net assets
resulting from operations	181,264,295	(357,611,385)
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Retail Shares	—	(4,206,756)
Total distributions to shareholders	—	(4,206,756)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net
change in outstanding shares (a) (b)	(1,888,547)	(16,734,159)
Total increase (decrease) in net assets	179,375,748	(378,552,300)
NET ASSETS
Beginning of year	242,763,505	621,315,805
End of year	$422,139,253	$242,763,505
Undistributed net investment income	$—	$2,095,715

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2010		March 31, 2009
	Shares	Value	Shares	Value
Shares sold
Retail	7,247,891	$124,061,358	11,019,161	$204,492,778
Institutional	380,326	7,135,871	4,661	60,677
Shares issued
in reinvestment
of distributions
Retail	—	—	322,227	4,134,174
Institutional	—	—	—	—
Shares redeemed (b)
Retail	(8,100,517)	(133,071,704)	(14,974,258)	(225,421,788)
Institutional	(802)	(14,072)	—
Net decrease	(473,102)	$(1,888,547)	(3,628,209)	$(16,734,159)

(b)	Net of redemption fees on Retail Class of $121,969 and $206,635, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2010	March 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(219,412)	$(20,220)
Net realized gain (loss) on unaffiliated
investments and purchased options	2,162,915	(4,868,984)
Net realized gain on options written	16,824	97,364
Change in net unrealized
appreciation (depreciation)
on investments and options	13,642,544	(5,437,681)
Net increase (decrease) in net
assets resulting from operations	15,602,871	(10,229,521)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets
derived from net change
in outstanding shares (a) (b)	4,173,904	16,773,786
Total increase in net assets	19,776,775	6,544,265
NET ASSETS
Beginning of year	15,968,190	9,423,925
End of year	$35,744,965	$15,968,190
Undistributed net investment income	$—	$—

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2010		March 31, 2009
	Shares	Value	Shares	Value
Shares sold
Retail	1,171,974	$9,103,103	3,629,274	$24,285,703
Institutional	16,098	102,813	13,959	73,806
Shares redeemed (b)
Retail	(652,802)	(5,022,991)	(1,355,853)	(7,585,723)
Institutional	(1,088)	(9,021)	—	—
Net increase	534,182	$4,173,904	2,287,380	$16,773,786

(b)	Net of redemption fees on Retail Class of $2,618 and $10,732, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2010(1)
INCREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,838
Net realized gain on unaffiliated
investments and purchased options	86,070
Change in net unrealized appreciation
on investments and options	168,551
Net increase in net assets
resulting from operations	256,459
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	4,595,295
Total increase in net assets	4,851,754
NET ASSETS
Beginning of period	—
End of period	$4,851,754
Undistributed net investment income	$1,871

(a)	Summary of capital share transactions is as follows:

	Period Ended
	March 31, 2010(1)
	Shares	Value
Shares sold	453,632	$4,610,507
Shares redeemed (b)	(1,471)	(15,212)
Net increase	452,161	$4,595,295

(b)	Net of redemption fees of $51.
(1)	Represents the period from September 10, 2009 (commencement of operations) to March 31, 2010.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2010(1)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$70,650
Net realized gain on unaffiliated
investments and purchased options	128,951
Change in net unrealized appreciation
on investments and options	200,472
Net increase in net assets
resulting from operations	400,073
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(70,842)
Total distributions to shareholders	(70,842)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	5,050,615
Total increase in net assets	5,379,846
NET ASSETS
Beginning of period	—
End of period	$5,379,846
Undistributed net investment income	$—

(a)	Summary of capital share transactions is as follows:

	Period Ended
	March 31, 2010(1)
	Shares	Value
Shares sold	498,293	$5,113,565
Shares issued in reinvestment of distributions	4,533	49,548
Shares redeemed (b)	(10,654)	(112,498)
Net increase	492,172	$5,050,615

(b)	Net of Redemption Fees of $113.
(1)	Represents the period from September 10, 2009 (commencement of operations) to March 31, 2010.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2010(1)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(16,338)
Net realized gain on unaffiliated
investments and purchased options	84,521
Net realized gain on affiliated investments	39,697
Change in net unrealized appreciation
on investments and options	668,085
Net increase in net assets
resulting from operations	775,965
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	6,772,065
Total increase in net assets	7,548,030
NET ASSETS
Beginning of period	—
End of period	$7,548,030
Undistributed net investment income	$—

(a)	Summary of capital share transactions is as follows:

	Period Ended
	March 31, 2010(1)
	Shares	Value
Shares sold	669,979	$7,105,997
Shares redeemed	(32,602)	(333,932)
Net increase	637,377	$6,772,065

(1)	Represents the period from September 10, 2009 (commencement of operations) to March 31, 2010.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended March 31,
	2010	2009	2008	2007	2006
Retail Shares
Net asset value,
beginning of year	$11.23	$24.61	$26.97	$25.64	$20.30

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.07)**	(0.01)	(0.09)	(0.05)	(0.04)
Net realized and
unrealized gain (loss)
on investments	8.80	(13.22)	(1.58)	2.39	6.28
Total from investment
operations	8.73	(13.23)	(1.67)	2.34	6.24

LESS DISTRIBUTIONS:
From net
realized gain	—	(0.16)	(0.70)	(1.02)	(0.90)
Paid-in capital from
redemption fees
(Note 2)	0.01	0.01	0.01	0.01	0.00 *
Net asset value,
end of year	$19.97	$11.23	$24.61	$26.97	$25.64
Total return	77.83%	(53.78)%	(6.40)%	9.36%	31.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
year (millions)	$414.5	$242.7	$621.3	$616.9	$485.7
Ratio of expenses to
average net assets	1.37%	1.37%	1.37%	1.42%	1.47%
Ratio of net
investment loss to
average net assets	(0.42)%	(0.04)%	(0.31)%	(0.20)%	(0.39)%
Portfolio turnover rate	90%	80%	73%	62%	51%

*	Amount is less than $0.01.
**	Calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

		December 12,
		2008*
	Year Ended	through
	March 31,	March 31,
	2010	2009
Institutional Shares
Net asset value, beginning of year/period	$11.23	$13.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)**	0.02
Net realized and unrealized
gain (loss) on investments	8.81	(2.16)
Total from investment operations	8.78	(2.14)
Net asset value, end of year/period	$20.01	$11.23
Total return	78.18%	(16.01	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$7.7	$0.05
Ratio of expenses to average net assets	1.06%	1.04	%+
Ratio of net investment income (loss)
to average net assets	(0.18)%	0.29	%+
Portfolio turnover rate	90%	80	%^

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

					December 18,
					2007*
	Year Ended		Year Ended		through
	March 31,		March 31,		March 31,
	2010		2009		2008
Retail Shares
Net asset value,
beginning of year/period	$4.87		$9.49		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.06	)***	(0.01)		(0.01)
Net realized and unrealized
gain (loss) on investments	4.56		(4.61)		(0.52)
Net increase from payments
by affiliates on the disposal
of investments in violation
of restrictions	—		—		0.02
Total from investment operations	4.50		(4.62)		(0.51)
Paid-in capital from
redemption fees (Note 2)	0.00	**	0.00	**	0.00	**
Net asset value, end of year/period	$9.37		$4.87		$9.49
Total return	92.40%		(48.68	)%^	(5.10	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$35.5		$15.9		$9.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	2.01%		2.14	%+	2.88	%+
After fees waived and
expenses absorbed	1.40%		1.40	%+	1.40	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(1.42)%		(0.87	)%+	(1.86	%)+
After fees waived and
expenses absorbed	(0.81)%		(0.13	)%+	(0.38	%)+
Portfolio turnover rate	102%		109	%^	23	%^

*	Commencement of operations.
**	Amount is less than $0.01.
***	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

			December 12,
			2008*
	Year Ended		through
	March 31,		March 31,
	2010		2009
Institutional Shares
Net asset value, beginning of year/period	$4.87		$5.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.05	)***	—	**
Net realized and unrealized
gain (loss) on investments	4.56		(0.58)
Total from investment operations	4.51		(0.58)
Paid-in capital from redemption fees (Note 2)	0.00	**	0.00	**
Net asset value, end of year/period	$9.38		$4.87
Total return	92.61%		(10.64	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$0.3		$0.07

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.76%		1.89	%+
After fees waived and expenses absorbed	1.15%		1.15	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.22)%		(0.62	%)+
After fees waived and expenses absorbed	(0.61)%		0.12	%+
Portfolio turnover rate	102%		109	%^

*	Commencement of operations.
**	Amount is less than $0.01.
***	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	September 10,
	2009*
	through
	March 31,
	2010
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	***
Net realized and unrealized gain on investments	0.72
Total from investment operations	0.73
Paid-in capital from redemption fees (Note 2)	0.00	**
Net asset value, end of period	$10.73
Total return	7.30	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$4.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	5.01	%+
After fees waived and expenses absorbed	1.30	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(3.62	)%+
After fees waived and expenses absorbed	0.09	%+
Portfolio turnover rate	31	%^

*	Fund commenced operations on September 10, 2009.
**	Amount is less than $0.01.
***	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	September 10,
	2009*
	through
	March 31,
	2010
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.20	***
Net realized and unrealized gain on investments	0.88
Total from investment operations	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.15)
Paid-in capital from redemption fees (Note 2)	0.00	**
Net asset value, end of period	$10.93
Total return	10.75	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$5.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.96	%+
After fees waived and expenses absorbed	1.30	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.30	)%+
After fees waived and expenses absorbed	3.36	%+
Portfolio turnover rate	33	%^

*	Fund commenced operations on September 10, 2009.
**	Amount is less than $0.01.
***	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	September 10,
	2009*
	through
	March 31,
	2010
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04	)***
Net realized and unrealized gain on investments	1.88
Total from investment operations	1.84
Net asset value, end of period	$11.84
Total return	18.40	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$7.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.48	%+
After fees waived and expenses absorbed	1.40	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(3.72	)%+
After fees waived and expenses absorbed	(0.64	)%+
Portfolio turnover rate	29	%^

*	Fund commenced operations on September 10, 2009.
**	Amount is less than $0.01.
***	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010

NOTE 1 – ORGANIZATION

Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund (the “Funds”) are series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Hodges Fund commenced operations on October 9, 1992.  The Hodges Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on October 9, 1992 and Institutional Shares commenced operations on December 12, 2008. The Hodges Small Cap Fund commenced operations on December 18, 2007.  The Hodges Small Cap Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on December 18, 2007 and Institutional Shares commenced operations on December 12, 2008.

The Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund commenced operations on September 10, 2009 and offer a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund is long-term capital appreciation.  The Hodges Fund primarily invests in common stocks of domestic companies of any market capitalization, from larger well-established companies to smaller, emerging growth companies.  The investment objective of the Hodges Small Cap Fund is long-term capital appreciation.  The Hodges Small Cap Fund invests at least 80% of its net assets in the stocks of small capitalization companies.  The investment objective of the Hodges Blue Chip 25 Fund is long-term capital appreciation.  Under normal market conditions, the Blue Chip 25 Fund invests at least 80% of its net assets in large capitalization equity securities.  The investment objective of the Hodges Equity Income Fund is to seek income and long-term capital appreciation.  The Equity Income Fund invests at least 80% of its net assets in income producing securities.  The investment objective of the Hodges Pure Contrarian Fund is long-term capital appreciation.  The Pure Contrarian Fund invests primarily in common stocks of companies with an attractive price and free

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

cash flow (the relationship between the price of a company’s stock and that company’s available cash from operations, minus capital expenditures).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Short term securities that have maturities of less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Options written and purchased by the Funds are valued at the composite price using the National Best Bid and Offer quotes.

Securities for which quotations are not readily available, or if the closing price doesn’t represent fair value, are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

Funds’ Board of Trustees.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2010, the Funds did not hold fair valued securities.

The Funds have adopted financial reporting rules that require an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  These financial reporting rules also require enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These financial reporting rules also require each fund to classify its securities based on valuation method, using the following levels:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.

Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2010:

Hodges Fund
	Level 1	Level 2	Level 3	Total
Common Stock^	$384,461,065	$—	$—	$384,461,065
Partnerships & Trusts	11,464,800	—	—	11,464,800
Purchased Options	520,000	—	—	520,000
Warrants	22	—	—	22
Short-Term
Investments	25,201,639	—	—	25,201,639
Total Investments
in Securities	$421,647,526	$—	$—	$421,647,526

Hodges Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stock^	$33,817,402	$—	$—	$33,817,402
Partnerships & Trusts	983,500	—	—	983,500
Short-Term
Investments	719,617	—	—	719,617
Total Investments
in Securities	$35,520,519	$—	$—	$35,520,519

Hodges Blue Chip 25 Fund
	Level 1	Level 2	Level 3	Total
Common Stock^	$4,226,362	$—	$—	$4,226,362
Partnerships & Trusts	106,780	—	—	106,780
Short-Term
Investments	532,161	—	—	532,161
Total Investments
in Securities	$4,865,303	$—	$—	$4,865,303

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

Hodges Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stock^	$4,992,179	$—	$—	$4,992,179
Preferred Stock	242,260	—	—	242,260
Short-Term
Investments	427,436	—	—	427,436
Total Investments
in Securities	$5,661,875	$—	$—	$5,661,875

Hodges Pure Contrarian Fund
	Level 1	Level 2	Level 3	Total
Common Stock^	$6,445,524	$—	$—	$6,445,524
Partnerships & Trusts	84,300	—	—	84,300
Short-Term
Investments	216,788	—	—	216,788
Total Investments
in Securities	$6,746,612	$—	$—	$6,746,612

^ See Schedules of Investments for industry breakout.

B.
Federal Income Taxes.  Each Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

As of March 31, 2010, the Funds deferred, on a tax basis, post-October losses of:

Post-October Losses
Hodges Fund	$18,278,798
Hodges Small Cap Fund	—
Hodges Blue Chip 25 Fund	—
Hodges Equity Income Fund	—
Hodges Pure Contrarian Fund	—

For the period ended March 31, 2010, the Funds had the following capital loss carryforwards:

	Expiring:
	March 31, 2017	March 31, 2018
Hodges Fund	$6,694,591	$156,714,463
Hodges Small Cap Fund	298,390	2,413,498
Hodges Blue Chip 25 Fund	—	—
Hodges Equity Income Fund	—	—
Hodges Pure Contrarian Fund	—	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009 for the Hodges Fund; 2008-2009 for the Hodges Small Cap Fund), or expected to be taken in the Funds’ 2010 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a first in, first out basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, and Hodges Pure Contrarian Fund are normally declared and paid on an

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

annual basis.  Distributions to shareholders from net investment income for the Hodges Equity Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  Each Fund may purchase call options on securities and indices.  As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  The Funds may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Hodges Fund may write (sell) covered call options on securities and indices.  The Hodges Small Cap Fund may write (sell) covered call and put options on securities, indices and currencies.  When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium is subtracted from the cost of the purchase of the underlying security in determining whether a Fund has realized a gain or loss.  The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The activity in options written during the year ended March 31, 2010, is as follows:

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

Hodges Small Cap Fund
Premiums
	Contracts	Received
Options outstanding, beginning of year	—	$—
Options written	300	30,750
Options exercise	—	—
Options expired	—	—
Options closed	(300)	(30,750)
Options outstanding, end of year	—	$—

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Statement of Operations – The effect of Derivative Instruments on the Statement of Operations for the fiscal year/period ended March 31, 2010:

Amount of Realized Gain on Derivatives Recognized in Income
Written Options
Hodges Small Cap Fund	$16,824

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds’ charge a 1.00% redemption fee on shares held less than 30 days.  These fees are

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

deducted from the redemption proceeds otherwise payable to the shareholder. All Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2010, the following adjustments were made:

	Undistributed
	Net Investment	Accumulated	Paid-in
	Income	Gains/Losses	Capital
Hodges Fund	$(675,820)	$2,120,837	$(1,445,017)
Hodges Small Cap Fund	219,412	—	(219,412)
Hodges Blue Chip 25 Fund	33	—	(33)
Hodges Equity Income Fund	192	830	(1,022)
Hodges Pure Contrarian Fund	16,338	(16,338)	—

J.
Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.
New Accounting Pronouncement.  In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on its financial statement disclosures.

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Hodges Small Cap Fund, and Hodges Pure Contrarian Fund, and 0.65% for the Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund, based upon the average daily net assets of each Fund.  For the period ended March 31, 2010, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $2,904,335, $230,235, $13,532, $13,682 and $21,583, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to limit the Hodges Small Cap Fund’s expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed 1.40% for Retail Shares and 1.15% for Institutional Shares.  The Advisor has contractually agreed to limit the Hodges Blue Chip 25 Fund and Hodges Equity Income Funds’ expenses by reducing all or a portion of its fees and reimbursing the Funds’ expenses so that its ratio of expenses to average net assets will not exceed 1.30%.  The Advisor has contractually agreed to limit the Hodges Pure Contrarian Fund’s expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed 1.40%.  Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Funds’ current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  Each of the Funds’ must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.  For the fiscal year ended March 31, 2010, the Advisor waived $165,800, $77,071, $77,047, and $78,071 in fees for the Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund, respectively.

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

At March 31, 2010, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund that may be recouped was $309,986, $77,071, $77,047, and $78,071, respectively.  The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2011	March 31, 2012	March 31, 2013
Hodges Small Cap Fund	$30,379	$113,807	$165,800
Hodges Blue Chip 25 Fund	—	—	$77,071
Hodges Equity Income Fund	—	—	$77,047
Hodges Pure Contrarian Fund	—	—	$78,071

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The administrator receives a monthly fee at the following annual rates:

First $500 million	0.05% of average daily net assets
Next $1 billion	0.04% of average daily net assets
Over $1.5 billion	0.03% of average daily net assets

For the period ended March 31, 2010, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $180,844, $23,544, $4,410, $4,440, and $4,579 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the period ended March 31, 2010, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $6,452, $6,265, $2,853, $2,853, and $2,853 of the Trust’s Chief Compliance Officer fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund’s Retail Shares may pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of each Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, no reimbursement for specific expenses incurred.  For the period ended March 31, 2010, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $850,768, $67,179, $5,205, $5,262, and $6,348 in distribution fees, respectively.

For the period ended March 31, 2010, First Dallas Securities, an affiliate of the Advisor, received $528,575, $89,107, $3,309, $5,761, and $20,060 in brokerage commissions with respect to the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Funds’ portfolio transactions, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities for the Funds, excluding short-term investments, for the year ended March 31, 2010, are as follows:

	Purchases	Sales
Hodges Fund	$299,186,950	$322,071,350
Hodges Small Cap Fund	28,817,375	25,378,532
Hodges Blue Chip 25 Fund	4,924,524	846,002
Hodges Equity Income Fund	6,115,186	1,210,170
Hodges Pure Contrarian Fund	6,891,397	1,153,875

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during year ended March 31, 2010 and 2009 for the Fund was as follows:

Hodges Fund
	March 31, 2010	March 31, 2009
Distributions paid from:
Long-term capital gain*	$—	$4,206,756

Hodges Equity Income Fund
March 31, 2010
Distributions paid from:
Ordinary income	$70,842

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

For periods ended March 31, 2010 and March 31, 2009, there were no distributions for the Hodges Small Cap Fund.  The Hodges Blue Chip 25 Fund and Hodges Pure Contrarian Funds’ have not made any distributions since their commencement of operations on September 10, 2009.

*Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

		Hodges
	Hodges Fund	Small Cap Fund
Cost of investments	$384,446,427	$27,472,523
Gross tax unrealized appreciation	72,914,441	9,288,203
Gross tax unrealized depreciation	(35,713,342)	(1,240,207)
Net tax unrealized appreciation	37,201,099	8,047,996
Other accumulated gains/(losses)	(181,687,852)	(2,711,888)
Total accumulated earnings	$(144,486,753)	$5,336,108

	Hodges Blue	Hodges Equity
	Chip 25 Fund	Income Fund
Cost of investments	$4,696,752	$5,461,403
Gross tax unrealized appreciation	215,955	258,516
Gross tax unrealized depreciation	(47,404)	(58,044)
Net tax unrealized appreciation	168,551	200,472
Undistributed ordinary income	87,941	128,788
Undistributed long-term capital gain	—	993
Total distributable earnings	87,941	129,781
Total accumulated earnings	$256,492	$330,253

Hodges Pure
Contrarian Fund
Cost of investments	$6,078,527
Gross tax unrealized appreciation	907,880
Gross tax unrealized depreciation	(239,795)
Net tax unrealized appreciation	668,085
Undistributed ordinary income	107,880
Total distributable earnings	107,880
Total accumulated earnings	$775,965

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, limited partnership income, and grantor trust distributions.

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Funds.  For the year ended March 31, 2010, the Funds had the following transactions with affiliated companies:

Hodges Fund

As of March 31, 2010, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $26,150,064, representing 6.2% of net assets.

	Share			Share			Value
	Balance			Balance			March
	March 31,			March 31,	Realized	Dividend	31,	Acquisition
	2009	Purchases	Sales	2010	Loss	Income	2010	Cost
A.H. Belo
Corp.	—	1,000,000	—	1,000,000	$—	$—	$7,170,000	$2,694,637

A.T. Cross
Co. -
Class A	1,902,900	—	—	1,902,900	$—	$—	$7,916,064	$10,731,134

CPI Corp.	—	400,000	—	400,000	$—	$158,480	$5,544,000	$6,230,231

Rocky
Mountain
Chocolate
Factory,
Inc.	600,000	—	—	600,000	$—	$240,000	$5,520,000	$6,999,136

Wireless
Ronin
Technologies,
Inc.	974,200	—	974,200	—	$(1,794,136)	—	—	—
Total							$26,150,064	$26,655,138

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

Hodges Small Cap Fund

As of March 31, 2010, the market value of all securities of affiliated companies held in the Hodges Small Cap Fund amounted to $1,053,500, representing 2.9% of net assets.

	Share			Share			Value
	Balance			Balance			March
	March 31,			March 31,	Realized	Dividend	31,	Acquisition
	2009	Purchases	Sales	2010	Loss	Income	2010	Cost
A.T. Cross
Co. - Class A	70,000	—	—	70,000	$—	$—	$291,200	$399,602

CPI Corp.	—	55,000	—	55,000	$—	$27,296	$762,300	$694,651
Total							$1,053,500	$1,094,253

Hodges Equity Income Fund

As of March 31, 2010, the market value of all securities of affiliated companies held in the Hodges Equity Income Fund amounted to $230,600, representing 4.3% of net assets.

	Share			Share
	Balance			Balance			Value
	September			March			March
	10,			31,	Realized	Dividend	31,	Acquisition
	2009	Purchases	Sales	2010	Loss	Income	2010	Cost
CPI Corp.	—	10,000	—	10,000	$—	$3,200	$138,600	$124,696

Rocky
Mountain
Chocolate
Factory, Inc.	—	10,000	—	10,000	$—	$1,300	$92,000	$86,597
Total							$230,600	$211,293

Hodges Pure Contrarian Fund

As of March 31, 2010, the market value of all securities of affiliated companies held in the Hodges Pure Contrarian Fund amounted to $359,450, representing 4.8% of net assets.

	Share			Share
	Balance			Balance			Value
	September			March			March
	10,			31,	Realized	Dividend	31,	Acquisition
	2009	Purchases	Sales	2010	Gain	Income	2010	Cost
A.H.
Belo Corp.	—	35,000	10,000	25,000	$39,697	$—	$179,250	$82,473

A.T. Cross
Co. - Class A	—	10,000	—	10,000	$—	$—	$41,600	$44,861

CPI Corp.	—	10,000	—	10,000	$—	$2,560	$138,600	$112,700
Total							$359,450	$240,034

Hodges Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2010 (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Hodges Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  For the year ended March 31, 2010, the average interest rate on the outstanding principal amount was 3.25%.  Advances are not collateralized by a first lien against the Fund’s assets.  During the year ended March 31, 2010, the Hodges Fund had an outstanding average daily loan balance of $154,050.  The maximum amount outstanding for the current lending agreement during that period was $2,779,000.  Interest expense amounted to $10,166 for the Hodges Fund.  At March 31, 2010, the Hodges Fund did not have a loan payable balance.  The Hodges Small Cap Fund did not utilize the credit facility during the period ended March 31, 2010.

Hodges Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Hodges Funds and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund each a series of Professionally Managed Portfolios, including the schedules of investments, as of March 31, 2010, and for the Hodges Fund the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and for the Hodges Small Cap Fund the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period December 18, 2007 (commencement of operations) to March 31, 2008, and for Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund, the related statements of operations, the statements of changes in net assets and the financial highlights for the period September 10, 2009 (commencement of operations) to March 31, 2010.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund  as of March 31, 2010, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 26, 2010

Hodges Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Held

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee,
(born 1943)	and	Term;	Industries, Inc.		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	(administrative,		Inc.
Fund Services, LLC		May 1991.	management and business
2020 E. Financial Way			consulting); formerly,
Suite 100			Executive Vice President
Glendora, CA 91741			and Chief Operating
Officer, Integrated Asset
Management (investment
advisor and manager)
and formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The Univ. of
Fund Services, LLC		May 1991.	Rockefeller Trust Co.,		Virginia Law
2020 E. Financial Way			(prior thereto Senior		School Fdn.
Suite 100			Vice President), and
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Carl A. Froebel	Trustee	Indefinite	Former Owner,	1	None.
(born 1938)		Term;	Golf Adventures,
c/o U.S. Bancorp		Since	LLC, (Vacation
Fund Services, LLC		May 1991.	Services); formerly
2020 E. Financial Way			President and Founder,
Suite 100			National Investor Data
Glendora, CA 91741			Services, Inc.
(investment related
computer software).

Hodges Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Held

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001;		Trustee, The
c/o U.S. Bancorp		Since	formerly, Executive		Managers
Fund Services, LLC		May 1991.	Vice President,		Funds,
2020 E. Financial Way			Investment Company		Managers
Suite 100			Administration, LLC		AMG Funds,
Glendora, CA 91741			(mutual fund		Aston Funds;
			administrator).		Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel;
formerly
Independent
Director,
Guardian
Mutual Funds.

Officers of the Trust

Robert M. Slotky	President	Indefinite	Senior Vice	Not	Not
(born 1947)		Term; Since	President,	Applicable.	Applicable.
c/o U.S. Bancorp		Aug. 2002.	U.S. Bancorp
Fund Services, LLC	Chief	Indefinite	Fund Services,
2020 E. Financial Way	Compliance	Term; Since	LLC, since
Suite 100	Officer	Sept. 2004	July 2001.
Glendora, CA 91741	Anti-	Indefinite
	Money	Term; Since
	Laundering	Dec. 2005.
Officer

Eric W. Falkeis	Executive	Indefinite	Senior Vice	Not	Not
(born 1973)	Vice	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	President	Since	Chief Financial
Fund Services, LLC		Nov.	Officer (and other
615 East Michigan St.		2009.	positions), U.S.
Milwaukee, WI 53202			Bancorp Fund Services,
LLC since 1997.

Hodges Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Held

Patrick J. Rudnick	Treasurer	Indefinite	Vice President,	Not	Not
(born 1973)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		Nov.	LLC, since 2006;
615 East Michigan St.		2009.	formerly, Manager,
Milwaukee, WI 53202			Pricewaterhouse-Coopers
LLP (1999-2006).

Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		February	Fund Services, LLC,
2020 E. Financial Way		2008.	since July 2007;
Suite 100			formerly, Vice President
Glendora, CA 91741			and Senior Counsel,
Wells Fargo Funds
Management, LLC
(2004-2007).

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Hodges Funds

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended March 31, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hodges Equity Income Fund42.92%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2010, was as follows:

Hodges Equity Income Fund46.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224 and on the Funds’ website at www.hodgesmutualfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ From N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedule of portfolio holdings is posted on their website at www.hodgesmutualfunds.com within ten business days after calendar quarter end along with the Hodges Fund’s monthly Top 25 Holdings and monthly Top 10 Holdings for the Hodges Small Cap Fund, the Hodges Blue Chip 25 Fund, and the Hodges Pure Contrarian Fund.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-811-0224 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Hodges Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

www.hodgesmutualfunds.com

Advisor
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue
Dallas, TX  75201
(888) 998-3993
www.hodgescapital.com

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202
(866) 811-0224

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY  10022

Hodges Blue Chip 25 Fund	Hodges Equity Income Fund	Hodges Pure Contrarian Fund

Symbol – HDPBX	Symbol – HDPEX	Symbol – HDPCX
CUSIP – 742935174	CUSIP – 742935166	CUSIP – 742935158

Hodges Fund	Hodges Small Cap Fund

Retail	Retail
Symbol – HDPMX	Symbol – HDPSX
CUSIP – 742935109	CUSIP – 742935299

Institutional	Institutional
Symbol – HDPIX	Symbol – HDSIX
CUSIP – 742935232	CUSIP – 742935224

www.hodgesmutualfunds.com

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Hodges Fund

	FYE 3/31/2010	FYE 3/31/2009
Audit Fees	$22,100	$21,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,300	$2,200
All Other Fees	N/A	N/A

Hodges Small Cap Fund

	FYE 3/31/2010	FYE 3/31/2009
Audit Fees	$18,000	$17,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,300	$2,200
All Other Fees	N/A	N/A

Hodges Blue Chip 25 Fund

	FYE 3/31/2010	FYE 3/31/2009
Audit Fees	$16,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	N/A
All Other Fees	N/A	N/A

  Hodges Equity Income Fund

	FYE 3/31/2010	FYE 3/31/2009
Audit Fees	$16,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	N/A
All Other Fees	N/A	N/A

  Hodges Pure Contrarian Fund

	FYE 3/31/2010	FYE 3/31/2009
Audit Fees	$16,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Hodges Fund

Non-Audit Related Fees	FYE 3/31/2009	FYE 3/31/2008
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Hodges Small Cap Fund

Non-Audit Related Fees	FYE 3/31/2009	FYE 3/31/2008
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Hodges Blue Chip 25 Fund

Non-Audit Related Fees	FYE 3/31/2009	FYE 3/31/2008
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Hodges Equity Income Fund

Non-Audit Related Fees	FYE 3/31/2009	FYE 3/31/2008
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Hodges Pure Contrarian Fund

Non-Audit Related Fees	FYE 3/31/2009	FYE 3/31/2008
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date   May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date   May 27, 2010

By (Signature and Title)      /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   June 3, 2010

* Print the name and title of each signing officer under his or her signature.